Loans and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Loans and other liabilities
Schedule of components of loans and other liabilities
(a)	The loans and other liabilities are as follows:

	2023	2022
	US$ in millions
Non-current liabilities
Loans from financial institutions	15.0	25.0
Other loans and liabilities	47.1	53.2
Derivative instrument	11.5	13.7
	73.6	91.9

Current liabilities
Current portion of loans from financial institution	10.0	10.0
Current portion of other loans and liabilities	6.2	33.1
	16.2	43.1

Short-term borrowings	32.0	53.0
	48.2	96.1

Schedule of terms and debt repayment schedule of outstanding loans
Terms and conditions of outstanding loans are as follows:

	December 31, 2023
		Effective	Year of		Carrying
	Currency	interest (1)	Maturity	Face value	Amount
				US $ in millions
Long-term loans	US$	6.6% (2)	2025-2030	77.0	77.0
Long-term liabilities	US$		2024-2032	12.8	12.8
Short-term credit from banks	US$	6.6%	2024	32.0	32.0
				121.8	121.8

	December 31, 2022
		Effective	Year of		Carrying
	Currency	interest (1)	maturity	Face value	amount
				US $ in millions
Long-term loans	US$	7.6% (2)	2023-2030	119.4	119.4
Long-term liabilities	US$		2023-2032	15.6	15.6
Short-term credit from banks	US$	5.9%	2023	53.0	53.0
				188.0	188.0

See also Note 8(b) with respect to lease liabilities.

(1)
The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to its net carrying amount, and it does not necessarily reflect the contractual interest rate.

(2)	Weighted average.

Schedule of movement in liabilities deriving from financing activities

	Loans and other liabilities		Lease liabilities
Balance as at January 1, 2023	188.0		4,159.5

Changes related to financing cash flows:
Repayment of borrowings and
lease liabilities	(21.2)		(1,691.9)
Change in short-term loans	(21.0)

Additional leases			2,453.0
Modifications			(28.0)
Other changes	(24.0	)(*)	(3.8)

Balance as at December 31, 2023	121.8		4,888.8

(*) Mainly related to expiration of repurchase options in a sale and lease-back transactions accounted as a secured borrowing (see also Note 24(b)).

	Loans and other liabilities	Lease liabilities
Balance as at January 1, 2022	251.5	3,071.7

Changes related to financing cash flows:
Receipt of long-term loans and other
long-term liabilities	59.2
Repayment of borrowings and
lease liabilities	(92.2)	(1,357.2)
Change in short-term loans	(53.5)

Additional leases		2,207.0
Modifications		241.2
Other changes (*)	23.0 (*)	(3.2)

Balance as at December 31, 2022	188.0	4,159.5

(*) Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.